Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments - Group [Member] - CNY (¥)
¥ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments [Line Items]
Interest-bearing loans and borrowings(Unaudited)	¥ 67,414	¥ 51,009
Lease liabilities(Unaudited)	10,459	3,382
Trade payables(Unaudited)	51,607	30,514
Due to a shareholder(Unaudited)	325	325
Other payables and accruals(Unaudited)	22,525	20,381
On demand [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments [Line Items]
Interest-bearing loans and borrowings(Unaudited)	25,000	10,000
Lease liabilities(Unaudited)
Trade payables(Unaudited)
Due to a shareholder(Unaudited)	325	325
Other payables and accruals(Unaudited)
Less than 1 year [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments [Line Items]
Interest-bearing loans and borrowings(Unaudited)	40,655	34,804
Lease liabilities(Unaudited)	3,749	2,571
Trade payables(Unaudited)	51,607	30,514
Due to a shareholder(Unaudited)
Other payables and accruals(Unaudited)	22,525	20,381
Over 1 year [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments [Line Items]
Interest-bearing loans and borrowings(Unaudited)	1,759	6,205
Lease liabilities(Unaudited)	6,710	811
Trade payables(Unaudited)
Due to a shareholder(Unaudited)
Other payables and accruals(Unaudited)